FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS: (Details) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($) M	Dec. 31, 2010 USD ($)	Feb. 28, 2011 Interest rate swaps USD ($)	Feb. 28, 2011 Interest rate swaps EUR (€)	Dec. 31, 2011 Interest rate swaps EUR (€)	Dec. 31, 2010 Interest rate swaps EUR (€)	Dec. 31, 2011 Euro-denominated debt USD ($)	Dec. 31, 2011 Euro-denominated debt EUR (€)	Dec. 31, 2010 Derivatives Designated as Hedging Instruments: USD ($)	Dec. 31, 2010 Derivatives Designated as Hedging Instruments: Foreign exchange contracts Surface Treatment USD ($)	Dec. 31, 2010 Derivatives Designated as Hedging Instruments: Foreign exchange contracts Accrued expenses and other current liabilities USD ($)	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments: USD ($)	Dec. 31, 2010 Derivatives Not Designated as Hedging Instruments: USD ($)	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments: Interest rate swaps Accrued expenses and other current liabilities USD ($)	Dec. 31, 2010 Derivatives Not Designated as Hedging Instruments: Interest rate swaps Accrued expenses and other current liabilities USD ($)	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments: Interest rate swaps Other liabilities USD ($)	Dec. 31, 2010 Derivatives Not Designated as Hedging Instruments: Interest rate swaps Other liabilities USD ($)
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS:
Variable rate debt outstanding	$ 855.0	$ 908.9
Derivatives
Interest rate, description					Libor
Interest rate, description floor rate (as a percent)					1.00%
Notional amount					195.0	488.8				12.5
Interest rate (as a percent)					1.40%
Interest rate, low end of range (as a percent)						1.40%
Interest rate, high end of range (as a percent)						4.416%
Notional amount of derivatives terminated			354.6	262.9
Payment on termination/ settlement of derivatives			14.6	10.8
Liability Derivatives, Fair Value	2.2	20.0							0.5		0.5	2.2	19.5	1.5	2.2	0.7	17.3
Maximum original maturity period of highly liquid investments to be considered as cash equivalents (in months)	3
Euro-denominated debt							$ 18.3	€ 14.1